SIGNIFICANT ACCOUNTING POLICIES - Employee benefits & taxation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Employee social security and welfare benefits	¥ 251.0	¥ 159.1	¥ 59.3
Product | Maximum
SIGNIFICANT ACCOUNTING POLICIES
VAT rate	20.00%
Product | Minimum
SIGNIFICANT ACCOUNTING POLICIES
VAT rate	9.00%
Service | Maximum
SIGNIFICANT ACCOUNTING POLICIES
VAT rate	6.00%
Service | Minimum
SIGNIFICANT ACCOUNTING POLICIES
VAT rate	1.00%